Goodwill (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Gross carrying amount
Beginning balance	$ 266,790,518	$ 202,436,212	$ 202,436,212	$ 38,628,391
Acquired goodwill during the period			65,269,470	164,757,821
Receipt of prior escrow payment			(504,000)
Decrease			(411,164)	(950,000)
Ending balance			266,790,518	202,436,212
Net carrying amount
Beginning balance	266,790,518	202,436,212	202,436,212	38,628,391
Acquired goodwill during the period	74,016,335		65,269,470	164,757,821
Receipt of prior escrow payment			(504,000)
Decrease			(411,164)	(950,000)
Ending balance	340,806,853	19,381,515	266,790,518	202,436,212
Goodwill, Impairment Loss	$ 0	$ 0	$ 0	0
Escrow payment due period			1 year
Home Medical Express, Inc
Net carrying amount
Escrow payment				$ 1,000,000